Bank Loans (Activity In The Allowance For Loan Losses By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	$ 45,163	$ 29,787
Provision	25,320	15,659
Charge-offs	(3,058)	(296)
Recoveries	41	13
Ending Balance	67,466	45,163
Commercial And Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	35,127	24,748
Provision	19,666	10,646
Charge-offs	(355)	(267)
Recoveries	36
Ending Balance	54,474	35,127
Securities-Based Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	3,094	1,607
Provision	(1,006)	1,487
Ending Balance	2,088	3,094
Residential Real Estate [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	2,660	1,241
Provision	5,770	1,430
Charge-offs		(13)
Recoveries		2
Ending Balance	8,430	2,660
Qualitative [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	2,187	1,454
Provision	(1,511)	733
Ending Balance	676	2,187
Consumer [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	129	105
Provision	(115)	38
Charge-offs		(16)
Recoveries	2	2
Ending Balance	16	129
Commercial Real Estate [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	1,363	264
Provision	2,860	1,090
Charge-offs	(2,703)
Recoveries		9
Ending Balance	1,520	1,363
Construction And Land [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	232	78
Provision	(132)	154
Ending Balance	100	232
Home Equity Lines Of Credit [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	371	290
Provision	(212)	81
Recoveries	3
Ending Balance	$ 162	$ 371